CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (704)	$ 1,172	$ 2,120
Foreign currency translation adjustments	(1,052)	3,357	(1,475)
Financial liability related to hedging	88	113	(143)
Comprehensive income (loss)	(1,668)	4,642	502
Net earnings attributable to non-controlling interests	(2,077)	(2,295)	(1,925)
Other comprehensive loss (income) attributable to non-controlling interests	207	(831)	522
Comprehensive income (loss) attributable to Optibase Ltd.	$ (3,538)	$ 1,516	$ (901)